As filed with the U.S. Securities and Exchange Commission on May 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

February 29, 2024

Vident International Equity Strategy ETFTM

Ticker: VIDI

Vident U.S. Equity Strategy ETFTM

Ticker: VUSE

Vident U.S. Bond Strategy ETFTM

Ticker: VBND

Vident ETFs

Vident International Equity Strategy ETFTM

Letters to Shareholders
February 29, 2024 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Strategy ETF™ (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2023 through February 29, 2024 (the “period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.

The Fund had positive performance during the period ending on February 29, 2024. The market return for VIDI was 7.58% and the NAV return was 7.04%, while the Morningstar Global Markets ex-US Large-Mid Cap Index, a broad market index, increased 7.78% over the same period. The Fund’s Index increased 7.65%. Meanwhile, outstanding shares ended the period at 15,600,000.

VIDI returns were consistent with global market dynamics. Most global markets underperformed U.S. markets, and VIDI (an international fund) underperformed most U.S. indices. The exchange rate for the U.S. dollar ended roughly at the same rate as it was at the beginning of the period, so currency dynamics are not likely the problem. Emerging markets underperformed developed markets. Accordingly, VIDI (which is overweight emerging markets) underperformed Morningstar Global Markets ex-US Large-Mid Cap Index (which is overweight developed markets). VIDI was underweight developed Asia, an overperforming region, which may also help explain why VIDI slightly lagged Morningstar Global Markets ex-US Large-Mid Cap Index. Expectations of a tighter U.S. Federal Reserve may have contributed to the headwind for emerging markets as interest rate hikes historically have disproportionately harmed emerging markets.

For the period, the largest positive contributor to return was Chicony Electronics Co., Ltd. (2385 TT), adding 0.41% to the return of the Fund, gaining 82.76% with an average weighting of 0.70%. The second largest contributor to return was Compeq Manufacturing Co., Ltd. (2313 TT), adding 0.34% to the return of the Fund, gaining 69.48% with an average weighting of 0.66%. The third largest contributor to return was Bank Polska Kasa Opieki Spolka Akcyjna (PEO PW), adding 0.31% to the return of the Fund, gaining 65.78% with an average weighting of 0.57%.

Vident International Equity Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited) (Continued)

For the period, the largest negative contributor to return was InMode Ltd. (INMD US), detracting 0.22% from the return of the Fund, declining 43.72% with an average weighting of 0.29%. The second largest negative contributor was Nongshim Co., Ltd. (004370 KS), detracting 0.14% from the return of the Fund, and declining 23.72% with an average weighting of 0.53%. The third largest negative contributor to return was BioNTech SE (BNTX US), detracting 0.13% from the return of the Fund, and declining 21.41% with an average weight of 0.42%.

For the period, the best performing security in the Fund was Chicony Electronics Co., Ltd. (2385 TT), gaining 82.76% and contributing 0.41% to the return of the Fund. The second-best performing security for the period was Celestica Inc. (CLS CN), gaining 82.69% and contributing 0.23% to the return of the Fund. The third-best performing security was Compeq Manufacturing Co., Ltd. (2313 TT), gaining 69.48% for the period and contributing 0.34% to the return of the Fund.

For the period, the worst performing security in the Fund was InMode Ltd. (INMD US), declining 43.72% and reducing the return of the Fund by 0.22%. The second-worst performing security in the Fund was Hello Group Inc. (MOMO US), declining 31.98% and reducing the return of the Fund by 0.10%. The third-worst performing security in the Fund was Perion Network Ltd (PERI US), declining 30.85% and reducing the return of the Fund by 0.12%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Vident U.S. Equity Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Equity Strategy ETF™ (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2023 through February 29, 2024 (the “period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the period ending on February 29, 2024. The market return for VUSE was 11.09% and the NAV return was 10.63%, while the S&P 500 Index, a broad market index, increased 13.93% over the same period. The Fund’s Index increased 10.95%. Meanwhile, outstanding shares ended the period at 10,625,000.

The positive performance of VUSE, similar to most of the public equity asset class, is consistent with the economic and market themes of the period. The economy continued its recovery, and that reflected itself in profit growth. VUSE also underweights giant cap relative to the S&P Index, which meant that it participated less in the valuation expansion of companies associated with the artificial intelligence (AI) trend. VUSE is slightly overweight to small and mid-capitalization, and those capitalization sizes underperformed during the period. VUSE’s market return makes sense in light of the dynamics of other markets during the period covered by this report.

For the period, the largest positive contributor to return was Broadcom Inc. (AVGO US), adding 0.87% to the return of the Fund, gaining 42.35% with an average weighting of 2.18%. The second largest contributor to return was Microsoft Corporation (MSFT US), adding 0.70% to the return of the Fund, gaining 26.69% with an average weighting of 2.73%. The third largest contributor to return was Meta Platforms, Inc. (META US), adding 0.57% to the return of the Fund, gaining 65.82% with an average weighting of 1.00%.

For the period, the largest negative contributor to return was Tesla, Inc. (TSLA US), detracting 0.33% from the return of the Fund, declining 21.78% with an average weighting of 1.28%. The second largest negative contributor was Cisco Systems, Inc. (CSCO US), detracting 0.31% from the return of the Fund, and declining 14.39% with

Vident U.S. Equity Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited) (Continued)

an average weighting of 1.79%. The third largest negative contributor to return was Iridium Communications Inc. (IRDM US), detracting 0.24% from the return of the Fund, and declining 40.51% with an average weight of 0.46%.

For the period, the best performing security in the Fund was Alpha Metallurgical Resources, Inc. (AMR US), gaining 86.70% and contributing 0.40% to the return of the Fund. The second-best performing security for the period was Vistra Corp. (VST US), gaining 75.65% and contributing 0.39% to the return of the Fund. The third-best performing security was Meta Platforms, Inc. (META US), gaining 65.82% for the period and contributing 0.57% to the return of the Fund.

For the period, the worst performing security in the Fund was Iridium Communications Inc. (IRDM US), declining 40.51% and reducing the return of the Fund by 0.24%. The second-worst performing security in the Fund was Charter Communications, Inc. (CHTR US), declining 32.91% and reducing the return of the Fund by 0.24%. The third-worst performing security in the Fund was Cross Country Healthcare, Inc. (CCRN US), declining 29.08% and reducing the return of the Fund by 0.16%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Vident U.S. Bond Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Bond Strategy ETF™ (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2023 through February 29, 2024 (the “period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had positive performance during the period ending on February 29, 2024. The market return for VBND was 4.17% and the NAV return was 3.99%, while the FTSE US Broad Investment Grade Bond Index, a broad market index, returned 2.40% over the same period. The Fund’s Index returned 4.46%. Meanwhile, outstanding shares ended the period at 9,500,000.

Due to its fixed income composition, VBND is sensitive to U.S. Federal Reserve (“Fed”) policy. Buying and selling U.S. Treasury securities, which is a core holding for VBND, is a significant aspect of Fed policy implementation. During the six-month period ending February 29, 2024, the futures market indicated a rising probability that the Fed would stand pat as opposed to cutting rates. VBND’s underperformance relative to most equity indices is consistent with general bond market returns relative to equities, and with the shift in market expectations towards a more hawkish Fed. Additionally, not just negative relative performance but also negative market returns are consistent with the hawkish sentiment shift during the period. VBND’s favorable performance relative to the FTSE US Broad Investment Grade Bond Index makes sense: VBND was underweight to mortgages which have tended to underperform, and also was more weighted to high quality corporate bonds with higher yields than the rest of the sector. With regard to Treasuries, duration likely helped as well, as VBND had shorter duration in treasuries, and short duration treasuries outperformed long duration treasuries. Hawkish sentiment helps explain both general bond losses and VBNDs performance relative to broad bond indices.

For the period, the largest positive contributor to return was United States Treasury (T 0 ¼ 08/31/25), adding 0.13% to the return of the Fund, gaining 2.53% with an average weighting of 4.97%. The second largest contributor to return was United States Treasury (T 3 05/15/42), adding 0.13% to the return of the Fund, gaining 11.91% with an average weighting of 0.67%. The third largest contributor to return was United States Treasury (T 6 02/15/26), adding 0.12% to the return of the Fund, gaining 2.59% with an average weighting of 3.05%.

Vident U.S. Bond Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited) (Continued)

For the period, the largest negative contributor to return was Ginnie Mae (G2SF 5.5 10/23), detracting 0.04% from the return of the Fund, declining 3.45% with an average weighting of 0.21%. The second largest negative contributor was Ginnie Mae (G2SF 6 10/23), detracting 0.04% from the return of the Fund, and declining 2.59% with an average weighting of 0.27%. The third largest negative contributor was United States Treasury (T 1 ¼ 05/15/50), detracting 0.03% from the return of the Fund, and declining 15.40% with an average weight of 0.07%.

For the period, the best performing security in the Fund was M.D.C. Holdings, Inc. (MDC 6 01/15/43), gaining 18.67% and contributing 0.06% to the return of the Fund. The second-best performing security for the period was Sempra (SRE 4 ⅛ 04/01/52), gaining 16.01% and contributing 0.05% to the return of the Fund. The third-best performing security was Enstar Finance LLC (ESGR 5 ½ 01/15/42), gaining 16.00% for the period and contributing 0.05% to the return of the Fund.

For the period, the worst performing security in the Fund was United States Treasury (T 1 ¼ 05/15/50), declining 15.40% and reducing the return of the Fund by 0.03%. The second-worst performing security in the Fund was FMC Corporation (FMC 6 ⅜ 05/18/53), declining 11.24% and reducing the return of the Fund by 0.03%. The third-worst performing security in the Fund was WarnerMedia Holdings, Inc. (WBD 5.391 03/15/62), declining 5.95% and reducing the return of the Fund by 0.02%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 11-37.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors

Vident U.S. Bond Strategy ETFTM

LetterS to Shareholders
February 29, 2024 (Unaudited) (Continued)

should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index™ (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident U.S. Quality Index™ (Bloomberg Symbol: VQUSX) is a strategy which seeks to seeks to maximize exposure to a proprietary “Quality Composite Score” in a diversified manner across three separate market capitalization segments: giant, large, and small- and mid-capitalization. The Vident Core U.S. Bond Index™ (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Subindexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

Vident International Equity Strategy ETFTM

Portfolio Allocations
As of February 29, 2024 (Unaudited)

Country	Percentage of Net Assets
Republic of Korea	8.0%
Taiwan	7.6
Singapore	6.7
Hong Kong	6.1
Canada	6.0
China	5.2
Germany	5.1
Norway	4.8
Switzerland	4.6
United Kingdom	4.1
Sweden	3.8
Brazil	3.7
Israel	3.7
Australia	3.5
Denmark	3.0
Poland	2.7
Netherlands	2.7
Indonesia	2.6
Mexico	2.3
Malaysia	2.3
Chile	1.9
France	1.7
Spain	1.2
South Africa	1.1
Finland	1.0
Japan	0.8
Italy	0.7
Belgium	0.5
Thailand	0.5
Portugal	0.5
Ireland	0.3
Austria	0.2
Russian Federation	0.0
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.6
Total	100.0%

Vident U.S. Equity Strategy ETFTM

Portfolio Allocations
As of February 29, 2024 (Unaudited) (Continued)

Sector	Percentage of Net Assets
Information Technology (a)	26.4%
Financials	13.9
Consumer Discretionary	12.4
Industrials	11.4
Health Care	11.1
Communication Services	7.8
Consumer Staples	6.9
Energy	4.7
Materials	2.2
Real Estate	1.7
Utilities	1.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Vident U.S. Bond Strategy ETFTM

Portfolio Allocations
As of February 29, 2024 (Unaudited) (Continued)

Asset Type	Percentage of Net Assets
U.S. Government Notes/Bonds	61.5%
Corporate Bonds	24.6
Mortgage Backed Securities - U.S. Government Agency	9.9
U.S. Government Agency Issues	3.0
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(6.6)
Total	100.0%

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.5%
	Australia — 3.5%
119,908	BlueScope Steel, Ltd.	$1,783,309
96,562	Fortescue, Ltd.	1,630,388
48,702	JB Hi-Fi, Ltd.	1,952,215
327,202	New Hope Corporation, Ltd.	1,001,374
510,478	Qantas Airways, Ltd. (a)	1,705,205
43,981	Sonic Healthcare, Ltd.	854,854
100,077	Super Retail Group, Ltd.	1,062,846
949,392	Tabcorp Holdings, Ltd.	463,649
343,666	Whitehaven Coal, Ltd.	1,548,549
371,538	Yancoal Australia, Ltd.	1,439,470
		13,441,859
	Austria — 0.2%
3,962	OMV AG	174,671
19,919	voestalpine AG	544,055
		718,726
	Belgium — 0.5%
50,493	Proximus SADP	422,482
66,404	Solvay SA - Class A	1,688,682
		2,111,164
	Brazil — 2.9%
408,124	Cia de Saneamento de Minas Gerais Copasa MG	1,701,937
673,159	Marfrig Global Foods SA (a)	1,325,007
140,126	Pagseguro Digital, Ltd. - Class A (a)	1,950,554
178,619	Telefonica Brasil SA	1,962,107
521,272	TIM SA	1,901,009
388,395	Vibra Energia SA	2,005,038
		10,845,652
	Canada — 6.0%
45,505	Air Canada (a)	607,919
17,766	Alimentation Couche-Tard, Inc.	1,102,491
46,251	Celestica, Inc. (a)	1,966,865
60,431	Empire Company, Ltd. - Class A	1,532,217
1,860	Fairfax Financial Holdings, Ltd.	1,986,491
14,341	George Weston, Ltd.	1,879,497
31,726	Great-West Lifeco, Inc.	977,732

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Canada — 6.0% (Continued)
27,069	iA Financial Corporation, Inc.	$1,679,601
18,527	Loblaw Companies, Ltd.	1,975,703
28,690	Magna International, Inc.	1,581,773
84,179	Manulife Financial Corporation	1,999,046
56,181	Parex Resources, Inc.	907,114
20,650	Stelco Holdings, Inc.	614,316
35,231	Sun Life Financial, Inc.	1,872,268
57,118	Suncor Energy, Inc.	1,963,662
		22,646,695
	Chile — 1.4%
1,065,595	Cencosud SA	1,911,870
13,637,528	Enel Americas SA	1,389,117
150,521,181	Latam Airlines Group SA (a)	1,891,214
		5,192,201
	China — 5.2%
2,379,000	3SBio, Inc. (c)	1,571,049
710,500	AAC Technologies Holdings, Inc.	1,766,085
1,679,000	China Coal Energy Company, Ltd. - H Shares	1,812,225
2,856,000	China Resources Pharmaceutical Group, Ltd. (c)	1,933,476
1,717,500	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	1,851,587
1,404,000	Lenovo Group, Ltd.	1,554,859
5,124,000	People’s Insurance Company Group of China, Ltd. - H-Shares	1,708,262
1,448,000	PICC Property & Casualty Company, Ltd. - H-Shares	1,982,751
591,200	Sinopharm Group Company, Ltd. - H-Shares	1,657,577
1,047,600	Xiaomi Corporation - Class B (a)(c)	1,769,016
1,487,400	Yangzijiang Shipbuilding Holdings, Ltd.	1,935,855
		19,542,742
	Denmark — 3.0%
965	AP Moller - Maersk AS - Class B	1,365,343
37,237	Bavarian Nordic AS (a)	844,391
34,436	D/S Norden AS	1,548,753
35,276	Demant AS (a)	1,767,308
363,108	H Lundbeck AS (a)	1,759,584

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Denmark — 3.0% (Continued)
26,053	NKT AS (a)	$1,959,185
12,622	Pandora AS	2,039,442
		11,284,006
	Finland — 1.0%
134,757	Fortum OYJ	1,684,298
95,781	Nokia OYJ	337,844
179,911	Outokumpu OYJ	796,866
25,178	UPM-Kymmene OYJ	842,727
		3,661,735
	France — 1.7%
18,439	Bouygues SA	729,706
26,797	Cie de Saint-Gobain SA	2,064,676
54,590	Cie Generale des Etablissements Michelin SCA	2,019,752
34,819	STMicroelectronics NV	1,572,166
		6,386,300
	Germany — 5.0%
6,963	Aurubis AG	441,399
18,144	Bayerische Motoren Werke AG	2,144,475
140,725	Deutsche Bank AG	1,882,547
218,672	Deutsche Lufthansa AG (a)	1,700,932
73,132	Deutsche Telekom AG	1,739,881
113,031	E.ON SE	1,444,552
28,541	Freenet AG	770,285
35,430	Fresenius Medical Care AG & Company KGaA	1,356,484
63,908	Fresenius SE & Company KGaA	1,789,803
20,320	Heidelberg Materials AG	1,972,431
100,475	K+S AG	1,402,599
12,575	Mercedes-Benz Group AG	1,002,092
21,968	Suedzucker AG	310,945
15,335	Talanx AG	1,095,251
		19,053,676
	Hong Kong — 6.1%
3,056,000	Bosideng International Holdings, Ltd.	1,541,897
1,217,400	China Taiping Insurance Holdings Company, Ltd.	1,062,084
3,884,000	China Traditional Chinese Medicine Holdings Company, Ltd.	2,143,225

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Hong Kong — 6.1% (Continued)
13,453,000	GCL Technology Holdings, Ltd.	$1,873,055
1,812,000	Geely Automobile Holdings Ltd.	1,981,239
942,000	Kingboard Holdings, Ltd.	1,850,598
2,058,000	Kunlun Energy Company, Ltd.	1,758,637
121,500	Orient Overseas International, Ltd.	1,888,738
5,900,000	Pacific Basin Shipping, Ltd.	1,725,807
4,896,000	Sino Biopharmaceutical Ltd.	1,957,449
1,478,000	Sino Land Company, Ltd.	1,595,276
1,153,000	SITC International Holdings Company, Ltd.	1,896,924
2,968,500	WH Group, Ltd. (c)	1,789,715
		23,064,644
	Indonesia — 2.6%
12,346,500	Adaro Energy Indonesia Tbk PT	1,901,275
5,769,800	Astra International Tbk PT	1,918,371
4,643,400	Bank Mandiri Persero Tbk PT	2,068,330
5,396,000	Bank Negara Indonesia Persero Tbk PT	2,060,197
1,260,000	United Tractors Tbk PT	1,886,191
		9,834,364
	Ireland — 0.3%
2,440	CRH plc (a)	205,716
14,124	DCC plc	1,003,357
		1,209,073
	Israel — 3.7%
97,766	Bank Hapoalim BM	935,615
1,234,940	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,667,632
15,032	Delek Group, Ltd.	2,026,517
281,766	ICL Group, Ltd.	1,490,245
42,407	Inmode, Ltd. (a)	932,954
400,163	Israel Discount Bank, Ltd. - Class A	2,086,190
37,302	Perion Network, Ltd. (a)	856,081
14,476	Plus500, Ltd.	311,292
156,571	Teva Pharmaceutical Industries, Ltd. (a)	2,059,937
133,425	ZIM Integrated Shipping Services, Ltd.	1,589,092
		13,955,555

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Italy — 0.7%
377,094	A2A SpA	$685,559
93,675	Iveco Group NV	1,153,590
27,745	Leonardo SpA	593,127
92,234	UnipolSai Assicurazioni SpA	265,696
		2,697,972
	Japan — 0.8%
157,800	Mazda Motor Corporation	1,853,494
46,400	Suzuken Company Ltd.	1,382,048
		3,235,542
	Malaysia — 2.3%
1,423,600	CIMB Group Holdings Bhd	1,937,932
877,700	Malayan Banking Bhd	1,762,613
630,700	MISC Bhd	1,010,077
1,231,700	Petronas Chemicals Group Bhd	1,816,858
3,675,900	YTL Corporation Bhd	2,068,202
		8,595,682
	Mexico — 2.3%
173,095	Arca Continental SAB de CV	1,863,562
2,269,993	Cemex SAB de CV (a)	1,734,433
136,272	Fomento Economico Mexicano SAB de CV	1,694,527
138,500	Grupo Financiero Banorte SAB de CV - Class O	1,430,730
187,202	Qualitas Controladora SAB de CV	2,100,559
		8,823,811
	Netherlands — 2.7%
306,190	Aegon, Ltd.	1,837,624
11,537	ING Groep NV	158,431
65,902	Koninklijke Ahold Delhaize NV	1,962,604
45,102	NN Group NV	2,013,774
32,628	Randstad NV	1,798,602
87,528	Stellantis NV	2,286,020
		10,057,055
	Norway — 4.8%
69,333	Aker BP ASA	1,685,696
1,618,979	DNO ASA	1,380,048
64,473	Equinor ASA	1,591,562

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Norway — 4.8% (Continued)
260,509	Leroy Seafood Group ASA	$1,152,711
103,452	Mowi ASA	1,999,888
311,172	Norsk Hydro ASA	1,601,181
232,646	Orkla ASA	1,669,463
190,309	Storebrand ASA	1,701,411
158,779	Telenor ASA	1,740,700
613,771	Var Energi ASA	1,876,767
55,913	Yara International ASA	1,740,811
		18,140,238
	Poland — 2.7%
50,739	Bank Polska Kasa Opieki SA	2,201,120
14,560	KGHM Polska Miedz SA	393,583
386	LPP SA	1,736,463
122,881	ORLEN SA	1,909,818
152,424	Powszechna Kasa Oszczednosci Bank Polski SA	2,123,593
159,800	Powszechny Zaklad Ubezpieczen SA	1,967,898
		10,332,475
	Portugal — 0.5%
6,277,555	Banco Comercial Portugues SA - Class R (a)	1,813,792
3,790	Galp Energia SGPS SA	59,756
		1,873,548
	Republic of Korea — 8.0%
27,664	CJ Corporation	2,013,098
30,513	DB Insurance Company, Ltd.	2,263,956
35,035	Doosan Bobcat, Inc.	1,235,276
49,734	Hankook Tire & Technology Company, Ltd.	2,024,319
14,407	Hyundai Glovis Company, Ltd.	2,061,080
80,634	Hyundai Marine & Fire Insurance Company, Ltd.	1,907,458
11,739	Hyundai Mobis Company, Ltd.	2,137,810
34,350	Hyundai Wia Corporation	1,550,342
26,445	Kia Corporation	2,472,516
71,910	KT Corporation	2,111,506
246,674	LG Uplus Corporation	1,911,742
6,060	NongShim Company, Ltd.	1,583,719
24,917	OCI Holdings Company, Ltd.	1,758,935

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Republic of Korea — 8.0% (Continued)
20,545	Samsung C&T Corporation	$2,417,694
9,446	Samsung SDS Company, Ltd.	1,134,995
49,784	SK Telecom Company, Ltd.	1,970,274
		30,554,720
	Russian Federation — 0.0%
24,074	Severstal PAO - GDR (a)(b)(d)	0

	Singapore — 6.7%
986,000	ComfortDelGro Corporation, Ltd.	989,960
77,300	DBS Group Holdings, Ltd.	1,916,116
2,532,400	Genting Singapore, Ltd.	1,713,881
246,235	Hafnia, Ltd.	1,814,369
64,500	Jardine Cycle & Carriage, Ltd.	1,220,828
357,800	Keppel, Ltd.	1,926,574
1,503,600	Keppel REIT	967,287
807,400	NetLink NBN Trust (d)	504,400
191,400	Oversea-Chinese Banking Corporation, Ltd.	1,847,666
381,900	Sembcorp Industries, Ltd.	1,448,527
371,800	Singapore Airlines, Ltd.	1,789,042
327,100	Singapore Technologies Engineering, Ltd.	968,212
1,028,700	Singapore Telecommunications, Ltd.	1,797,892
87,619	United Overseas Bank, Ltd.	1,821,323
353,900	UOL Group, Ltd.	1,550,254
118,100	Venture Corporation, Ltd.	1,229,659
743,600	Wilmar International, Ltd.	1,836,049
		25,342,039
	South Africa — 1.1%
84,930	Aspen Pharmacare Holdings, Ltd.	867,684
7,139	Harmony Gold Mining Company, Ltd.	41,876
2,507,184	Old Mutual, Ltd.	1,560,476
476,878	Sanlam, Ltd.	1,828,338
		4,298,374
	Spain — 1.2%
210,132	Banco Bilbao Vizcaya Argentaria SA	2,088,836
87,967	Mapfre SA	186,483

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Spain — 1.2% (Continued)
17,715	Repsol SA	$282,281
447,947	Telefonica SA	1,838,634
		4,396,234
	Sweden — 3.8%
17,772	Autoliv, Inc.	2,062,085
86,330	Getinge AB - Class B	1,712,008
95,742	SKF AB - Class B	2,089,263
260,770	SSAB AB - Class B	2,043,328
316,775	Telefonaktiebolaget LM Ericsson - B Shares	1,721,415
60,466	Trelleborg AB - Class B	2,197,765
718,773	Volvo Car AB - Class B (a)	2,622,952
		14,448,816
	Switzerland — 4.6%
8,435	Bunge Global SA	796,011
7,634	Chubb, Ltd.	1,921,249
348,366	Glencore plc	1,653,147
6,311	Helvetia Holding AG	895,172
24,878	Holcim AG	2,037,027
26,414	Julius Baer Group, Ltd.	1,418,266
5,509	Kuehne + Nagel International AG	1,861,880
17,231	Novartis AG	1,751,181
55,548	Sandoz Group AG (a)	1,732,267
6,539	Swatch Group AG	1,549,072
16,169	Swiss Re AG	1,957,430
119	Swisscom AG	68,301
		17,641,003
	Taiwan — 7.6%
1,160,000	Acer, Inc.	1,656,907
44,000	Arcadyan Technology Corporation	256,126
421,000	ASE Technology Holding Company, Ltd.	1,851,310
343,000	Chicony Electronics Company, Ltd.	2,034,594
1,550,000	Compal Electronics, Inc.	1,789,810
826,000	Compeq Manufacturing Company, Ltd.	1,988,598
380,000	Evergreen Marine Corporation Taiwan, Ltd.	1,989,592
513,000	Hon Hai Precision Industry Company, Ltd.	1,671,618

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Taiwan — 7.6% (Continued)
358,000	L&K Engineering Company, Ltd.	$1,908,382
685,000	Pegatron Corporation	1,852,845
397,000	Powertech Technology, Inc.	1,959,284
415,000	Radiant Opto-Electronics Corporation	1,936,522
142,000	Simplo Technology Company, Ltd.	1,915,975
665,000	Tong Yang Industry Company, Ltd.	2,080,656
322,000	Tripod Technology Corporation	2,118,857
1,103,000	United Microelectronics Corporation	1,704,600
		28,715,676
	Thailand — 0.5%
36,539,600	TMBThanachart Bank pcl	1,874,609

	United Kingdom — 4.1%
236,935	Barratt Developments plc	1,398,143
110,253	BT Group plc	145,670
1,005,011	Centrica plc	1,599,907
197,920	easyJet plc	1,361,443
104,281	International Distributions Services plc (a)	319,484
339,386	J Sainsbury plc	1,071,542
62,982	Janus Henderson Group plc	1,962,519
397,239	Kingfisher plc	1,178,326
551,526	Marks & Spencer Group plc	1,652,032
833,731	Taylor Wimpey plc	1,453,796
485,170	Tesco plc	1,711,029
2,128,193	Vodafone Group plc	1,860,739
		15,714,630
	TOTAL COMMON STOCKS (Cost $355,999,709)	369,690,816

	PREFERRED STOCKS — 1.4%
	Brazil — 0.8%
458,161	Cia Energetica de Minas Gerais	1,100,069
572,322	Metalurgica Gerdau SA	1,163,385
116,554	Petroleo Brasileiro SA	939,723
		3,203,177

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 1.4% (Continued)
	Chile — 0.5%
755,996	Embotelladora Andina SA - Class B	$1,905,987

	Germany — 0.1%
32,191	Schaeffler AG	234,268
	TOTAL PREFERRED STOCKS (Cost $4,793,574)	5,343,432
Principal Amount
	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Deposit Account — 0.5%
$2,024,629	U.S. Bank Money Market Deposit Account, 4.21% (e)	2,024,629
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,024,629)	2,024,629
	TOTAL INVESTMENTS — 99.4% (Cost $362,817,912)	377,058,877
	Other Assets in Excess of Liabilities — 0.6%	2,154,627
	NET ASSETS — 100.0%	$379,213,504

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. At February 29, 2024, the value of these securities amounted to $7,063,256 or 1.9% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. At February 29, 2024, the value of these securities amounted to $504,400 or 0.1% of net assets.
(e)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 29, 2024.

GDR — Global Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 7.8%
334,688	AT&T, Inc.	$5,666,268
147,410	Cargurus, Inc. (a)	3,263,657
13,590	Comcast Corporation - Class A	582,331
19,718	Electronic Arts, Inc.	2,750,267
99,271	Iridium Communications, Inc.	2,873,895
7,471	Meta Platforms, Inc. - Class A	3,661,761
7,197	Netflix, Inc. (a)	4,339,215
73,419	New York Times Company - Class A	3,250,993
25,863	Pinterest, Inc. - Class A (a)	949,172
143,758	Sirius XM Holdings, Inc.	635,410
193,556	TEGNA, Inc.	2,711,720
10,829	T-Mobile US, Inc.	1,768,376
26,500	Trade Desk, Inc. - Class A (a)	2,263,895
52,187	The Walt Disney Company	5,823,025
97,727	Yelp, Inc. (a)	3,756,626
		44,296,611
	Consumer Discretionary — 12.4%
66,555	Amazon.com, Inc. (a)	11,764,262
2,006	Booking Holdings, Inc. (a)	6,958,473
2,655	Chipotle Mexican Grill, Inc. (a)	7,138,684
30,231	Home Depot, Inc.	11,506,221
18,886	McDonalds Corporation	5,520,000
39,755	NIKE, Inc. - Class B	4,131,737
5,316	O’Reilly Automotive, Inc. (a)	5,780,725
58,804	Starbucks Corporation	5,580,500
30,240	Tesla, Inc. (a)	6,104,851
56,577	TJX Companies, Inc.	5,609,044
		70,094,497
	Consumer Staples — 6.9%
136,712	Altria Group, Inc.	5,592,888
183,752	Coca-Cola Company	11,028,795
3,770	Costco Wholesale Corporation	2,804,465
66,302	PepsiCo, Inc.	10,962,373
54,865	Procter & Gamble Company	8,720,243
		39,108,764

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Energy — 4.7%
72,708	Chevron Corporation	$11,052,343
38,568	EOG Resources, Inc.	4,414,493
108,298	Exxon Mobil Corporation	11,319,307
		26,786,143
	Financials — 13.9%
19,783	American Financial Group, Inc.	2,525,696
6,904	Ameriprise Financial, Inc.	2,812,413
56,952	Bancorp, Inc. (a)	2,542,337
17,825	Cboe Global Markets, Inc.	3,422,400
55,081	Donnelley Financial Solutions, Inc. (a)	3,556,029
81,066	Equitable Holdings, Inc.	2,775,700
3,645	Erie Indemnity Company - Class A	1,483,078
79,799	Federated Hermes, Inc.	2,811,319
89,966	First Financial Bankshares, Inc.	2,783,548
54,252	International Bancshares Corporation	2,815,136
61,119	JPMorgan Chase & Company	11,371,801
23,754	Mastercard, Inc. - Class A	11,277,449
182,269	MGIC Investment Corporation	3,625,330
7,380	MSCI, Inc.	4,139,959
19,174	RLI Corporation	2,808,032
21,638	SEI Investments Company	1,455,156
39,660	Visa, Inc. - Class A	11,209,502
1,588	White Mountains Insurance Group, Ltd. - ADR	2,803,519
72,031	Zions Bancorporation	2,840,182
		79,058,586
	Health Care — 11.1%
22,551	AbbVie, Inc.	3,970,104
8,343	Align Technology, Inc. (a)	2,523,090
108,848	Bristol-Myers Squibb Company	5,524,036
156,534	Corcept Therapeutics, Inc. (a)	3,678,549
24,188	Doximity, Inc. - Class A (a)	682,827
7,287	IDEXX Laboratories, Inc. (a)	4,191,701
69,489	Johnson & Johnson	11,214,135
8,484	Lantheus Holdings, Inc. (a)	554,684
2,305	Medpace Holdings, Inc. (a)	916,284

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 11.1% (Continued)
86,870	Merck & Company, Inc.	$11,045,521
21,329	UnitedHealth Group, Inc.	10,527,994
7,651	West Pharmaceutical Services, Inc.	2,741,812
28,421	Zoetis, Inc.	5,636,737
		63,207,474
	Industrials — 11.4%
17,040	A.O. Smith Corporation	1,412,616
23,176	Atkore, Inc. (a)	3,926,014
48,623	Brady Corporation - Class A	2,833,748
17,360	Caterpillar, Inc.	5,797,546
5,032	Cintas Corporation	3,163,166
3,104	Encore Wire Corporation	748,064
77,691	ExlService Holdings, Inc. (a)	2,417,744
38,950	Fastenal Company	2,843,739
35,383	Graco, Inc.	3,229,053
16,142	Illinois Tool Works, Inc.	4,231,625
27,963	ITT, Inc.	3,527,253
14,405	Landstar System, Inc.	2,739,831
7,983	Old Dominion Freight Line, Inc.	3,532,318
45,111	Paychex, Inc.	5,531,511
37,459	Trex Company, Inc. (a)	3,437,238
71,674	Uber Technologies, Inc. (a)	5,698,083
14,354	Verisk Analytics, Inc.	3,472,233
92,616	Wabash National Corporation	2,526,564
3,665	WW Grainger, Inc.	3,567,731
		64,636,077
	Information Technology — 26.4% (b)
25,399	Adobe, Inc. (a)	14,230,552
61,622	Apple, Inc.	11,138,176
35,660	Applied Materials, Inc.	7,189,769
7,377	Arista Networks, Inc. (a)	2,047,413
8,983	Broadcom, Inc.	11,682,302
23,163	Cadence Design Systems, Inc. (a)	7,050,354
115,095	Cisco Systems, Inc.	5,567,145
7,941	Crowdstrike Holdings, Inc. - Class A (a)	2,574,075

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 26.4% (b) (Continued)
63,949	Dynatrace, Inc. (a)	$3,168,673
2,494	Fair Isaac Corporation (a)	3,167,156
83,128	Fortinet, Inc. (a)	5,744,976
7,629	Gartner, Inc. (a)	3,551,757
8,392	KLA Corporation	5,725,862
4,843	Lam Research Corporation	4,543,945
37,612	Lattice Semiconductor Corporation (a)	2,881,455
87,124	LiveRamp Holdings, Inc. (a)	3,047,598
12,846	Manhattan Associates, Inc. (a)	3,254,277
84,874	Microchip Technology, Inc.	7,141,298
27,408	Microsoft Corporation	11,337,045
5,388	Motorola Solutions, Inc.	1,780,141
8,661	NVIDIA Corporation	6,851,890
5,744	Palo Alto Networks, Inc. (a)	1,783,799
114,151	Photronics, Inc. (a)	3,286,407
19,559	Qualys, Inc. (a)	3,361,410
57,164	Rambus, Inc. (a)	3,386,395
23,080	Salesforce, Inc. (a)	7,127,566
12,223	Synopsys, Inc. (a)	7,012,702
		149,634,138
	Materials — 2.2%
8,200	Alpha Metallurgical Resources, Inc.	3,093,450
5,619	Nucor Corporation	1,080,534
1,735	Reliance, Inc.	557,317
13,015	Southern Copper Corporation	1,052,393
22,135	Steel Dynamics, Inc.	2,962,106
60,747	Warrior Met Coal, Inc.	3,460,757
		12,206,557
	Real Estate — 1.7%
34,602	Apple Hospitality REIT, Inc.	556,746
76,401	DigitalBridge Group, Inc.	1,403,486
228,860	eXp World Holdings, Inc.	2,998,066
96,058	Host Hotels & Resorts, Inc.	1,992,243
253,050	Sunstone Hotel Investors, Inc.	2,831,630
		9,782,171

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities — 1.2%
57,408	National Fuel Gas Company	$2,798,066
16,882	Otter Tail Corporation	1,527,146
43,823	Vistra Corporation	2,390,106
		6,715,318
	TOTAL COMMON STOCKS (Cost $494,900,364)	565,526,336
Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Deposit Account — 0.2%
1,268,307	U.S. Bank Money Market Deposit Account, 4.21% (c)	1,268,307
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,268,307)	1,268,307
	TOTAL INVESTMENTS — 99.9% (Cost $496,168,671)	566,794,643
	Other Assets in Excess of Liabilities — 0.1%	687,838
	NET ASSETS — 100.0%	$567,482,481

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 29, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6%
	Consumer Discretionary — 1.8%
	AutoNation, Inc.
1,400,000	03/01/2032, 3.850%	$1,222,483
	Brunswick Corporation
1,530,000	08/18/2031, 2.400%	1,204,921
	Dick’s Sporting Goods, Inc.
1,715,000	01/15/2052, 4.100%	1,212,379
	General Motors Company
1,125,000	04/01/2046, 6.750%	1,190,448
	Lear Corporation
1,320,000	05/15/2049, 5.250%	1,188,522
	Tapestry, Inc.
1,570,000	03/15/2032, 3.050%	1,272,431
		7,291,184
	Consumer Staples — 0.9%
	Altria Group, Inc.
1,600,000	05/06/2050, 4.450%	1,262,444
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	118,137
990,000	02/09/2040, 6.500%	1,074,868
	Philip Morris International, Inc.
1,370,000	11/15/2043, 4.875%	1,236,152
		3,691,601
	Energy — 3.8%
	Apache Corporation
1,450,000	09/01/2040, 5.100%	1,214,303
	Continental Resources, Inc.
1,510,000	06/01/2044, 4.900%	1,227,771
	Devon Energy Corporation
1,075,000	09/30/2031, 7.875%	1,221,564
	Enterprise Products Operating LLC
1,350,000	02/15/2078, 5.375% (a)	1,252,004
	EQT Corporation
1,120,000	02/01/2030, 7.000%	1,187,071

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Energy — 3.8% (Continued)
	Halliburton Company
375,000	09/15/2039, 7.450%	$450,309
	Hess Corporation
950,000	01/15/2040, 6.000%	996,702
	Marathon Oil Corporation
945,000	10/01/2037, 6.600%	985,463
265,000	06/01/2045, 5.200%	230,158
	Marathon Petroleum Corporation
1,045,000	03/01/2041, 6.500%	1,109,690
	NOV, Inc.
1,570,000	12/01/2042, 3.950%	1,173,114
	ONEOK Partners LP
1,145,000	02/01/2041, 6.125%	1,165,357
	Ovintiv, Inc.
1,000,000	11/01/2031, 7.375%	1,089,897
	Valero Energy Corporation
1,100,000	06/15/2037, 6.625%	1,181,129
	Western Midstream Operating LP
1,350,000	02/01/2050, 5.250%	1,195,125
		15,679,657
	Financials — 9.3%
	Ally Financial, Inc.
1,190,000	02/14/2033, 6.700%	1,172,824
	American Assets Trust LP
1,570,000	02/01/2031, 3.375%	1,261,368
	Ares Capital Corporation
1,490,000	11/15/2031, 3.200%	1,215,720
	Athene Holding, Ltd.
1,700,000	05/25/2051, 3.950%	1,249,600
	Blackstone Secured Lending Fund
1,430,000	09/30/2028, 2.850%	1,244,873
	Blue Owl Capital Corporation
1,300,000	07/15/2026, 3.400%	1,210,807

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Financials — 9.3% (Continued)
	Brighthouse Financial, Inc.
1,490,000	06/22/2047, 4.700%	$1,152,596
	Capital One Financial Corporation
1,695,000	07/29/2032, 2.359% (a)	1,281,378
	Citizens Financial Group, Inc.
1,360,000	07/27/2026, 2.850%	1,267,969
	Comerica Bank
1,285,000	08/25/2033, 5.332% (a)	1,147,430
	Corebridge Financial, Inc.
1,245,000	12/15/2052, 6.875% (a)	1,243,617
	Discover Financial Services
1,200,000	11/29/2032, 6.700%	1,255,086
	Enstar Finance LLC
1,400,000	01/15/2042, 5.500% (a)	1,263,971
	Fifth Third Bancorp
810,000	03/01/2038, 8.250%	960,655
	Fifth Third Bank
280,000	Series BKNT, 03/15/2026, 3.850%	269,708
	GLP Capital LP / GLP Financing II, Inc.
1,205,000	06/01/2028, 5.750%	1,196,629
	Huntington Bancshares, Inc.
1,655,000	08/15/2036, 2.487% (a)	1,252,137
	KeyBank NA
1,325,000	Series BKNT, 08/08/2032, 4.900%	1,162,448
	Kilroy Realty LP
1,440,000	02/15/2030, 3.050%	1,207,694
	Legg Mason, Inc.
1,000,000	01/15/2044, 5.625%	1,004,098
	Lincoln National Corporation
1,070,000	06/15/2040, 7.000%	1,167,751
	Manufacturers & Traders Trust Company
1,320,000	Series BKNT, 08/17/2027, 3.400%	1,204,872

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Financials — 9.3% (Continued)
	Markel Group, Inc.
1,100,000	04/05/2046, 5.000%	$977,958
	MetLife, Inc.
900,000	08/01/2039, 10.750% (a)	1,212,146
	MGIC Investment Corporation
1,190,000	08/15/2028, 5.250%	1,150,437
	Prudential Financial, Inc.
1,375,000	09/15/2047, 4.500% (a)	1,285,231
	Regions Bank
1,208,000	Series BKNT, 06/26/2037, 6.450%	1,226,600
	Synchrony Financial
1,200,000	08/04/2026, 3.700%	1,132,726
	Synovus Bank
1,250,000	02/15/2028, 5.625%	1,207,526
	Truist Financial Corporation
1,390,000	Series MTN, 07/28/2033, 4.916% (a)	1,278,346
	Unum Group
1,290,000	08/15/2042, 5.750%	1,253,481
	US Bancorp
1,635,000	11/03/2036, 2.491% (a)	1,264,457
	Zions Bancorp
1,480,000	10/29/2029, 3.250%	1,201,291
		38,583,430
	Health Care — 1.0%
	Cardinal Health, Inc.
900,000	06/15/2047, 4.368%	741,056
	Centene Corporation
1,250,000	12/15/2029, 4.625%	1,185,631
	HCA, Inc.
1,000,000	06/15/2047, 5.500%	932,206
	Viatris, Inc.
1,640,000	06/22/2040, 3.850%	1,213,108
		4,072,001

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Industrials — 1.3%
	BNSF Funding Trust I
1,210,000	12/15/2055, 6.613% (a)	$1,205,795
	Concentrix Corporation
1,200,000	08/02/2033, 6.850%	1,174,213
	FedEx Corporation
1,105,000	01/15/2044, 5.100%	1,025,015
	Flowserve Corporation
1,410,000	10/01/2030, 3.500%	1,239,523
	Owens Corning
1,160,000	07/15/2047, 4.300%	951,358
		5,595,904
	Information Technology — 1.5%
	Corning, Inc.
685,000	11/15/2079, 5.450%	634,267
	HP, Inc.
1,095,000	09/15/2041, 6.000%	1,122,882
	Kyndryl Holdings, Inc.
1,600,000	10/15/2041, 4.100%	1,196,607
	Qorvo, Inc.
1,015,000	10/15/2029, 4.375%	946,445
	Vontier Corporation
1,510,000	04/01/2031, 2.950%	1,244,809
	Warnermedia Holdings, Inc.
1,400,000	03/15/2062, 5.391%	1,127,105
		6,272,115
	Materials — 0.7%
	Dow Chemical Company
650,000	05/15/2039, 9.400%	867,589
	Freeport-McMoRan, Inc.
1,180,000	03/15/2043, 5.450%	1,096,628
	Mosaic Company
1,050,000	11/15/2043, 5.625%	1,003,821
		2,968,038

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Real Estate — 1.6%
	Brixmor Operating Partnership LP
1,285,000	07/01/2030, 4.050%	$1,182,298
	COPT Defense Properties LP
1,510,000	04/15/2031, 2.750%	1,219,196
	EPR Properties
1,345,000	08/15/2029, 3.750%	1,174,795
	Sabra Health Care LP
1,530,000	12/01/2031, 3.200%	1,240,775
	Simon Property Group LP
850,000	02/01/2040, 6.750%	934,208
	VICI Properties LP
750,000	05/15/2052, 5.625%	679,860
		6,431,132
	Utilities — 2.7%
	American Electric Power Company, Inc.
1,430,000	02/15/2062, 3.875% (a)	1,279,158
	CMS Energy Corporation
1,420,000	06/01/2050, 4.750% (a)	1,303,179
	Duke Energy Corporation
1,590,000	01/15/2082, 3.250% (a)	1,348,539
	Edison International
1,250,000	06/15/2053, 8.125% (a)	1,286,048
	National Fuel Gas Company
1,130,000	01/15/2026, 5.500%	1,128,677
	NextEra Energy Capital Holdings, Inc.
1,140,000	12/01/2077, 4.800% (a)	1,038,861
180,000	03/15/2082, 3.800% (a)	160,400
	Phillips 66 Company
1,030,000	10/01/2046, 4.900%	920,052
	Sempra
1,415,000	04/01/2052, 4.125% (a)	1,305,295

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.6% (Continued)
	Utilities — 2.7% (Continued)
	Southern Company
1,355,000	Series 21-A, 09/15/2051, 3.750% (a)	$1,273,470
		11,043,679
	TOTAL CORPORATE BONDS (Cost $103,851,200)	101,628,741

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 9.9%
	Federal National Mortgage Association
2,130,000	03/15/2038, 7.000% (b)	2,186,660
760,000	03/01/2040, 4.500% (b)	718,691
1,420,000	03/15/2041, 5.000% (b)	1,376,652
4,075,000	03/15/2041, 6.000% (b)	4,092,246
380,000	03/15/2043, 3.000% (b)	325,135
700,000	03/15/2047, 2.500% (b)	575,094
1,120,000	05/25/2050, 2.000% (b)	879,854
2,787,996	04/01/2052, 4.000%	2,566,717
3,532,656	05/01/2052, 4.000%	3,253,276
3,605,058	06/01/2052, 4.000%	3,319,944
4,590,000	03/15/2053, 6.500% (b)	4,671,050
2,985,000	03/25/2053, 5.500% (b)	2,951,631
		26,916,950
	Government National Mortgage Association
3,570,000	03/15/2040, 6.000% (b)	3,587,003
690,000	03/15/2041, 4.500% (b)	659,058
770,000	03/15/2041, 5.000% (b)	751,830
310,000	03/15/2043, 3.000% (b)	271,974
700,000	03/20/2050, 2.500% (b)	593,031
870,000	04/20/2050, 2.000% (b)	708,470
2,440,000	10/20/2052, 5.500% (b)	2,424,017
4,880,000	08/20/2053, 6.500% (b)	4,947,449
		13,942,832
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $42,699,904)	40,859,782

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 3.0%
	Financials — 1.4%
	Federal Farm Credit Banks Funding Corporation
700,000	06/23/2026, 4.375%	$697,720
445,000	08/14/2026, 4.500%	444,769
	Federal Home Loan Banks
430,000	09/04/2025, 0.375%	402,304
190,000	11/17/2026, 4.625%	190,772
190,000	12/21/2026, 1.250%	173,936
100,000	07/15/2036, 5.500%	109,537
	Federal Home Loan Mortgage Corporation
400,000	Series USD, 07/21/2025, 0.375%	376,577
740,000	09/23/2025, 0.375%	691,129
300,000	03/15/2031, 6.750%	343,659
350,000	11/15/2038, 5.600% (c)	170,808
	Federal National Mortgage Association
270,000	06/17/2025, 0.500%	255,491
465,000	08/25/2025, 0.375%	435,640
290,000	11/07/2025, 0.500%	270,338
750,000	04/24/2026, 2.125%	713,225
235,000	09/24/2026, 1.875%	220,236
100,000	01/15/2030, 7.125%	114,231
100,000	05/15/2030, 7.250%	115,707
100,000	11/15/2030, 6.625%	112,837
100,000	07/15/2037, 5.625%	110,040
		5,948,956
	Utilities — 1.6%
	Tennessee Valley Authority
530,000	Series E, 11/01/2025, 6.750%	545,281
250,000	Series A, 02/01/2027, 2.875%	238,492
370,000	03/15/2028, 3.875%	364,310
300,000	05/01/2030, 7.125%	343,918
505,000	04/01/2036, 5.880%	560,990
785,000	01/15/2038, 6.150%	903,968

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 3.0% (Continued)
	Utilities — 1.6% (Continued)
1,300,000	09/15/2039, 5.250%	$1,346,507
955,000	12/15/2042, 3.500%	790,023
590,000	04/01/2056, 5.375%	627,374
420,000	09/15/2060, 4.625%	393,591
310,000	09/15/2065, 4.250%	269,196
		6,383,650
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,680,276)	12,332,606

	U.S. GOVERNMENT NOTES/BONDS — 61.5%
	U.S. Treasury Bonds — 24.6%
	United States Treasury Bonds
16,979,000	02/15/2026, 6.000%	17,425,362
655,000	11/15/2040, 4.250%	640,263
1,580,000	05/15/2041, 2.250%	1,153,122
1,135,000	05/15/2041, 4.375%	1,122,874
4,275,000	08/15/2041, 1.750%	2,846,549
1,660,000	08/15/2041, 3.750%	1,514,361
3,000,000	11/15/2041, 2.000%	2,076,738
3,085,000	11/15/2041, 3.125%	2,567,660
1,960,000	02/15/2042, 2.375%	1,440,179
3,425,000	02/15/2042, 3.125%	2,839,940
4,050,000	05/15/2042, 3.000%	3,282,240
3,390,000	05/15/2042, 3.250%	2,850,381
4,535,000	08/15/2042, 2.750%	3,527,114
3,040,000	08/15/2042, 3.375%	2,599,022
4,335,000	11/15/2042, 2.750%	3,357,762
3,095,000	11/15/2042, 4.000%	2,888,082
4,850,000	02/15/2043, 3.125%	3,978,895
2,410,000	02/15/2043, 3.875%	2,205,432
4,110,000	05/15/2043, 2.875%	3,233,735
2,745,000	05/15/2043, 3.875%	2,509,262
4,325,000	08/15/2043, 3.625%	3,811,237
360,000	08/15/2043, 4.375%	352,350

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.5% (Continued)
	U.S. Treasury Bonds — 24.6% (Continued)
4,010,000	11/15/2043, 3.750%	$3,593,336
3,985,000	02/15/2044, 3.625%	3,502,052
4,445,000	05/15/2044, 3.375%	3,756,546
4,335,000	08/15/2044, 3.125%	3,515,583
4,130,000	11/15/2044, 3.000%	3,274,316
3,705,000	02/15/2045, 2.500%	2,684,822
3,975,000	05/15/2045, 3.000%	3,142,036
1,115,000	08/15/2045, 2.875%	860,793
1,815,000	11/15/2045, 3.000%	1,429,596
3,745,000	02/15/2046, 2.500%	2,686,745
3,611,000	05/15/2046, 2.500%	2,583,417
3,470,000	08/15/2046, 2.250%	2,355,534
		101,607,336
	U.S. Treasury Inflation Indexed Bonds — 5.4%
	United States Treasury Inflation Indexed Bonds
1,657,966	01/15/2027, 2.375%	1,673,383
1,508,136	01/15/2028, 1.750%	1,495,899
1,545,680	04/15/2028, 3.625%	1,644,889
657,211	01/15/2029, 2.500%	675,421
1,240,843	04/15/2029, 3.875%	1,358,116
3,091,018	02/15/2040, 2.125%	3,129,225
2,458,264	02/15/2041, 2.125%	2,489,803
2,409,598	02/15/2042, 0.750%	1,922,691
2,234,768	02/15/2043, 0.625%	1,712,078
2,198,004	02/15/2044, 1.375%	1,922,698
1,576,182	02/15/2045, 0.750%	1,206,990
1,559,981	02/15/2046, 1.000%	1,246,907
1,181,788	02/15/2047, 0.875%	910,855
814,768	02/15/2048, 1.000%	640,666
207,232	02/15/2049, 1.000%	162,381
		22,192,002
	U.S. Treasury Inflation Indexed Notes — 4.6%
	United States Treasury Inflation Indexed Notes
3,649,370	04/15/2026, 0.125%	3,496,406

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.5% (Continued)
	U.S. Treasury Inflation Indexed Notes — 4.6% (Continued)
435,098	07/15/2026, 0.125%	$416,880
836,300	10/15/2026, 0.125%	797,860
1,866,694	01/15/2027, 0.375%	1,780,888
2,026,173	04/15/2027, 0.125%	1,909,466
1,330,620	01/15/2028, 0.500%	1,258,412
1,278,325	04/15/2028, 1.250%	1,241,353
498,076	01/15/2029, 0.875%	474,137
1,186,289	01/15/2030, 0.125%	1,069,315
245,262	07/15/2030, 0.125%	220,124
1,319,763	01/15/2031, 0.125%	1,169,544
721,029	07/15/2031, 0.125%	635,927
1,394,291	01/15/2032, 0.125%	1,213,994
897,388	07/15/2032, 0.625%	811,562
1,678,541	01/15/2033, 1.125%	1,570,519
999,900	07/15/2033, 1.375%	957,364
		19,023,751
	U.S. Treasury Notes — 26.9%
	United States Treasury Notes
18,705,000	05/31/2025, 0.250%	17,657,228
16,287,000	06/15/2025, 2.875%	15,876,962
2,331,000	06/30/2025, 2.750%	2,268,536
17,976,000	08/31/2025, 0.250%	16,801,942
15,912,000	09/15/2025, 3.500%	15,605,570
13,509,000	09/30/2025, 3.000%	13,145,946
3,180,000	10/15/2025, 4.250%	3,154,038
2,365,000	10/31/2025, 3.000%	2,299,131
280,000	11/30/2025, 0.375%	259,749
590,000	12/31/2025, 2.625%	568,820
4,090,000	02/28/2026, 0.500%	3,770,389
4,000,000	02/28/2026, 2.500%	3,839,063
3,255,000	03/15/2026, 4.625%	3,254,746
1,190,000	03/31/2026, 0.750%	1,100,146

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedules of Investments
February 29, 2024 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.5% (Continued)
	U.S. Treasury Notes — 26.9% (Continued)
2,285,000	03/31/2026, 2.250%	$2,179,051
2,280,000	04/15/2026, 3.750%	2,240,813
1,675,000	04/30/2026, 0.750%	1,543,944
1,255,000	04/30/2026, 2.375%	1,198,329
1,310,000	05/15/2026, 1.625%	1,229,507
1,130,000	05/15/2026, 3.625%	1,107,577
835,000	05/31/2026, 0.750%	767,515
485,000	05/31/2026, 2.125%	459,897
595,000	06/15/2026, 4.125%	589,399
		110,918,298
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $255,222,606)	253,741,387

	SHORT-TERM INVESTMENTS — 7.6%
	Money Market Deposit Account — 7.6%
31,512,050	U.S. Bank Money Market Deposit Account, 4.21% (d)(e)	31,512,050
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,512,050)	31,512,050
	TOTAL INVESTMENTS — 106.6% (Cost $444,966,036)	440,074,566
	Liabilities in Excess of Other Assets — (6.6)%	(27,298,683)
	NET ASSETS — 100.0%	$412,775,883

Percentages are stated as a percent of net assets.
(a)

Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate shown is the rate in effect as of February 29, 2024.

(b)	Security purchased on a forward-commitment basis (“TBA commitment”). On February 29, 2024, the total value of TBA commitments was $31,719,845 or 7.68% of net assets.
(c)	Zero coupon bond, rate shown is the effective yield as of February 29, 2024.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 29, 2024.

(e)

All or a portion of this security has been pledged as collateral in connection with TBA commitments. At February 29, 2024, the value of securities pledged amounted to $31,512,050. In addition, the Fund held cash collateral in the amount of $1,710,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
ASSETS
Investments in securities, at value*	$377,058,877	$566,794,643	$440,074,566
Cash held as collateral for TBA commitments	—	—	1,710,000
Dividend tax reclaim receivable	1,450,646	—	—
Dividends and interest receivable	885,106	724,589	3,063,965
Receivable for capital shares sold	—	82,559,423	—
Receivable for securities sold	—	233,043,339	453,306
Transaction fees receivable	—	—	575
Total assets	379,394,629	883,121,994	445,302,412

LIABILITIES
Payable for securities purchased	—	236,626,850	32,393,787
Payable for capital shares redeemed	—	78,792,140	—
Management fees payable	181,125	220,523	132,742
Total liabilities	181,125	315,639,513	32,526,529

NET ASSETS	$379,213,504	$567,482,481	$412,775,883

NET ASSETS CONSIST OF:
Paid-in capital	$521,185,961	$496,577,114	$471,301,543
Total distributable earnings (accumulated deficit)	(141,972,457)	70,905,367	(58,525,660)
Net assets	$379,213,504	$567,482,481	$412,775,883

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Assets and Liabilities
February 29, 2024 (Unaudited) (Continued)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Net Asset Value:
Net assets	$379,213,504	$567,482,481	$412,775,883
Shares outstanding ^	15,600,000	10,625,000	9,500,000
Net asset value, offering and redemption price per share	$24.31	$53.41	$43.45

* Identified Cost:
Investments in Securities	$362,817,912	$496,168,671	$444,966,036

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statements of Operations
For the Six-Months Ended February 29, 2024 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
INCOME
Dividends^	4,042,344	4,157,597	—
Interest	24,786	23,857	9,131,808
Total investment income	4,067,130	4,181,454	9,131,808

EXPENSES
Management fees	1,104,612	1,328,860	806,528
Total expenses	1,104,612	1,328,860	806,528
Net investment income (loss)	2,962,518	2,852,594	8,325,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	2,025,908	(553,200)	(5,003,750)
In-kind redemptions	125,006	30,000,930	259,494
Foreign currency	(49,407)	—	—
Change in unrealized appreciation (depreciation) on:
Investments in securities	19,818,000	23,274,461	11,845,632
Foreign currency and translation of other assets and liabilities in foreign currency	(12,666)	—	—
Net realized and unrealized gain (loss) on investments	21,906,841	52,722,191	7,101,376
Net increase (decrease) in net assets resulting from operations	$24,869,359	$55,574,785	$15,426,656

^ Net of foreign withholding taxes	$601,717	$—	$—

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS
Net investment income (loss)	$2,962,518	$15,869,287
Net realized gain (loss) on investments and foreign currency	2,101,507	(3,728,583)
Change in unrealized appreciation (depreciation) on investments and foreign currency	19,805,334	23,251,345
Net increase (decrease) in net assets resulting from operations	24,869,359	35,392,049

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,769,045)	(17,386,128)
Total distributions to shareholders	(7,769,045)	(17,386,128)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,407,150	8,298,210
Payments for shares redeemed	(4,340,100)	(2,341,060)
Transaction fees (Note 6)	4,732	4,558
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,928,218)	5,961,708
Net increase (decrease) in net assets	$15,172,096	$23,967,629

NET ASSETS
Beginning of period/year	$364,041,408	$340,073,779
End of period/year	$379,213,504	$364,041,408

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	400,000
Shares redeemed	(200,000)	(100,000)
Net increase (decrease)	(100,000)	300,000

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS
Net investment income (loss)	$2,852,594	$7,654,271
Net realized gain (loss) on investments	29,447,730	60,147,327
Change in unrealized appreciation (depreciation) on investments	23,274,461	24,646,842
Net increase (decrease) in net assets resulting from operations	55,574,785	92,448,440

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,402,065)	(7,553,684)
Total distributions to shareholders	(3,402,065)	(7,553,684)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	82,559,423	134,334,320
Payments for shares redeemed	(106,431,395)	(143,815,850)
Transaction fees (Note 6)	—	136
Net increase (decrease) in net assets derived from capital share transactions (a)	(23,871,972)	(9,481,394)
Net increase (decrease) in net assets	$28,300,748	$75,413,362

NET ASSETS
Beginning of period/year	$539,181,733	$463,768,371
End of period/year	$567,482,481	$539,181,733

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,550,000	3,000,000
Shares redeemed	(2,025,000)	(3,200,000)
Net increase (decrease)	(475,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS
Net investment income (loss)	$8,325,280	$13,767,108
Net realized gain (loss) on investments	(4,744,256)	(19,981,658)
Change in unrealized appreciation (depreciation) on investments	11,845,632	4,366,175
Net increase (decrease) in net assets resulting from operations	15,426,656	(1,848,375)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(8,282,856)	(13,499,504)
Total distributions to shareholders	(8,282,856)	(13,499,504)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,581,850	30,272,960
Payments for shares redeemed	(17,208,730)	(4,345,510)
Transaction fees (Note 6)	3,403	756
Net increase (decrease) in net assets derived from capital share transactions (a)	17,376,523	25,928,206
Net increase (decrease) in net assets	$24,520,323	$10,580,327

NET ASSETS
Beginning of period/year	$388,255,560	$377,675,233
End of period/year	$412,775,883	$388,255,560

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	800,000	700,000
Shares redeemed	(400,000)	(100,000)
Net increase (decrease)	400,000	600,000

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$23.19		$22.08	$27.80	$21.54	$22.59	$25.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.19		1.01	1.34	0.78	0.51	0.74
Net realized and unrealized gain (loss) on investments (4)	1.43		1.20	(5.60)	6.34	(0.93)	(2.64)
Total from investment operations	1.62		2.21	(4.26)	7.12	(0.42)	(1.90)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.50)		(1.10)	(1.46)	(0.86)	(0.64)	(0.70)
Total distributions to shareholders	(0.50)		(1.10)	(1.46)	(0.86)	(0.64)	(0.70)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)

Net asset value, end of period/year	$24.31		$23.19	$22.08	$27.80	$21.54	$22.59

Total return	7.04	%(5)	10.31%	-15.77%	33.22%	-1.98%	-7.61%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$379,214		$364,041	$340,074	$486,453	$437,301	$569,345

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.61	%(6)	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses to average net assets (after management fees waived)	0.61	%(6)	0.61%	0.60%	0.59%	0.60%	0.61%
Net investment income (loss) to average net assets (before management fees waived)	1.64	%(6)	4.53%	5.22%	3.02%	2.29%	3.09%
Net investment income (loss) to average net assets (after management fees waived)	1.64	%(6)	4.53%	5.23%	3.04%	2.30%	3.09%
Portfolio turnover rate (3)	31	%(5)	82%	70%	74%	79%	76%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$48.57		$41.04	$44.58	$30.03	$29.72	$35.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.26		0.67	0.62	0.46	0.45	0.49
Net realized and unrealized gain (loss) on investments (4)	4.89		7.53	(3.56)	14.56	0.33	(5.60)
Total from investment operations	5.15		8.20	(2.94)	15.02	0.78	(5.11)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.31)		(0.67)	(0.60)	(0.47)	(0.47)	(0.50)
Total distributions to shareholders	(0.31)		(0.67)	(0.60)	(0.47)	(0.47)	(0.50)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.00 (2)	0.00 (2)	—	—	0.00 (2)

Net asset value, end of period/year	$53.41		$48.57	$41.04	$44.58	$30.03	$29.72

Total return	10.63	%(5)	20.24%	-6.66%	50.29%	2.70%	-14.49%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$567,482		$539,182	$463,768	$427,974	$330,357	$478,413

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.50	%(6)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses to average net assets (after management fees waived)	0.50	%(6)	0.50%	0.49%	0.48%	0.49%	0.50%
Net investment income (loss) to average net assets (before management fees waived)	1.07	%(6)	1.54%	1.41%	1.17%	1.53%	1.56%
Net investment income (loss) to average net assets (after management fees waived)	1.07	%(6)	1.54%	1.42%	1.19%	1.54%	1.56%
Portfolio turnover rate (3)	29	%(5)	167%	63%	65%	66%	71%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$42.67		$44.43	$51.96	$52.01	$51.22	$47.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.90		1.60	0.85	0.80	1.23	1.50
Net realized and unrealized gain (loss) on investments (4)	0.77		(1.80)	(7.23)	(0.05)	0.88	3.34
Total from investment operations	1.67		(0.20)	(6.38)	0.75	2.11	4.84

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.89)		(1.56)	(1.05)	(0.80)	(1.33)	(1.56)
From realized gains	—		—	(0.10)	—	—	—
Total distributions to shareholders	(0.89)		(1.56)	(1.15)	(0.80)	(1.33)	(1.56)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.01

Net asset value, end of period/year	$43.45		$42.67	$44.43	$51.96	$52.01	$51.22

Total return	3.99	%(5)	-0.45%	-12.41%	1.46%	4.26%	10.37%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$412,776		$388,256	$377,675	$415,673	$400,494	$486,612

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.41	%(6)	0.41%	0.41%	0.41%	0.41%	0.41%
Expenses to average net assets (after management fees waived)	0.41	%(6)	0.41%	0.40%	0.39%	0.40%	0.41%
Net investment income (loss) to average net assets (before management fees waived)	4.23	%(6)	3.69%	1.76%	1.53%	2.42%	3.11%
Net investment income (loss) to average net assets (after management fees waived)	4.23	%(6)	3.69%	1.77%	1.55%	2.43%	3.11%
Portfolio turnover rate (3)	101	%(5)	185%	247%	238%	247%	384%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Strategy ETFTM, Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM, the Vident U.S. Quality IndexTM and the Vident Core U.S. Bond IndexTM, respectively. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014; and Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2023 to February 29, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$369,690,816	$—	$0	$369,690,816
Preferred Stocks	5,343,432	—	—	5,343,432
Short-Term Investments	2,024,629	—	—	2,024,629
Total Investments in Securities	$377,058,877	$—	$0	$377,058,877

^	See Schedule of Investments for breakout of investments by country.

Vident U.S. Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$565,526,336	$—	$—	$565,526,336
Short-Term Investments	1,268,307	—	—	1,268,307
Total Investments in Securities	$566,794,643	$—	$—	$566,794,643

^	See Schedule of Investments for breakout of investments by sector classification.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

Vident U.S. Bond Strategy ETFTM

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$101,628,741	$—	$101,628,741
Mortgage Backed Securities - U.S. Government Agency	—	40,859,782	—	40,859,782
U.S. Government Agency Issues	—	12,332,606	—	12,332,606
U.S. Government Notes/Bonds	—	253,741,387	—	253,741,387
Short-Term Investments	31,512,050	—	—	31,512,050
Total Investments in Securities	$31,512,050	$408,562,516	$—	$440,074,566

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

C.

Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments in securities, at value	$31,719,845

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for Securities Purchased	$31,839,696

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	($156,103)	TBA Commitments	$(100,604)

The average monthly value of TBA Commitments during the current fiscal period was $29,893,452.

OFFSETTING ASSETS AND LIABILITIES

The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

OFFSETTING ASSETS AND LIABILITIES

Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Goldman Sachs & Co. LLC	$11,608,107	$—	$11,608,107
Wells Fargo Securities, LLC	20,231,589	—	20,231,589
	$31,839,696	$—	$31,839,696

	Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Goldman Sachs & Co. LLC	$(10,698,107)	$(910,000)	$—
Wells Fargo Securities, LLC	(19,431,589)	(800,000)	—
	$(30,129,696)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2023 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(290,792)	$290,792
Vident U.S. Equity Strategy ETFTM	(56,264,687)	56,264,687
Vident U.S. Bond Strategy ETFTM	4,577	(4,577)

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC, doing business as Vident Asset Management (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50%, and Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

All officers of the Trust are affiliated with the Administrator and Custodian.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$113,071,225	$118,492,179
Vident U.S. Equity Strategy ETFTM	$154,191,252	$155,315,376
Vident U.S. Bond Strategy ETFTM	$397,539,484	$397,250,295

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$1,573,911	$3,248,888
Vident U.S. Equity Strategy ETFTM	$82,435,598	$106,857,646
Vident U.S. Bond Strategy ETFTM	$30,534,636	$15,290,842

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $218,834,077 of purchases and $206,982,759 of sales of U.S. Government securities during the current fiscal period.

NOTE 5 – INCOME TAX INFORMATION

The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2023, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Tax cost of Investments	$370,245,335	$492,515,169	$429,933,833
Gross tax unrealized appreciation	$29,001,249	$51,376,843	$1,264,348
Gross tax unrealized depreciation	(37,861,469)	(4,236,048)	(18,618,810)
Net tax unrealized appreciation/(depreciation)	(8,860,220)	47,140,795	(17,354,462)
Undistributed ordinary income	4,174,098	1,318,947	770,110
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(154,386,649)	(29,727,095)	(49,085,108)
Distributable earnings/(accumulated deficit)	$(159,072,771)	$18,732,647	$(65,669,460)

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2023, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.

As of August 31, 2023, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$(134,849,453)	$(19,523,526)
Vident U.S. Equity Strategy ETFTM	$(29,727,095)	$—
Vident U.S. Bond Strategy ETFTM	$(28,633,806)	$(20,451,302)

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

During the fiscal year ended August 31, 2023, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2022:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$—	$—
Vident U.S. Equity Strategy ETFTM	$2,775,996	$—
Vident U.S. Bond Strategy ETFTM	$—	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2023, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$17,386,128	$—
Vident U.S. Equity Strategy ETFTM	$7,553,684	$—
Vident U.S. Bond Strategy ETFTM	$13,499,504	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2022, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$23,767,573	$—
Vident U.S. Equity Strategy ETFTM	$6,205,670	$—
Vident U.S. Bond Strategy ETFTM	$8,604,885	$800,974

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

Vident ETFs

Expense Examples

For the Six-Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Vident ETFs

Expense Examples

For the Six-Months Ended February 29, 2024 (Unaudited) (Continued)

Vident International Equity Strategy ETFTM

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1070.40	$3.14
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.83	$3.07

Vident U.S. Equity Strategy ETFTM

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,106.30	$2.62
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.38	$2.51

Vident U.S. Bond Strategy ETFTM

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(3)
Actual	$ 1,000.00	$ 1,039.90	$2.08
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.82	$2.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.61%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.41%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Vident ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Vident ETFs

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME

For the fiscal year ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	69.99%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Vident International Equity Strategy ETFTM	0.02%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0.00%

SHORT-TERM CAPITAL GAIN

For the fiscal year ended August 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%

Vident ETFs

Federal Tax Information

(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the fiscal year ended August 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,523,506	$0.16073288	100.00%
Vident U.S. Equity Strategy ETFTM	—	—	—
Vident U.S. Bond Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntam.com daily.

Vident ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additonal Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntam.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional Information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntam.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntam.com.

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Adviser/Index Provider

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Strategy ETFTM Symbol – VIDI CUSIP – 26922A404	Vident U.S. Equity Strategy ETFTM Symbol – VUSE CUSIP – 26922A503	Vident U.S. Bond Strategy ETFTM Symbol – VBND CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/7/2024

*	Print the name and title of each signing officer under his or her signature.